Current Income Tax Assets - Summary of Tax Credits and Their Expiration of Minimum Presumed Income Tax (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Taxes [line items]
Tax Credit	$ 27,086		$ 142
Tax credit expiring two thousand sixteen [member]
Disclosure Of Income Taxes [line items]
Date of Generation		2006
Tax Credit	273
Expiration Date		2016
Tax credit expiring two thousand seventeen [member]
Disclosure Of Income Taxes [line items]
Date of Generation		2007
Tax Credit	588		77
Expiration Date		2017
Tax credit expiring two thousand eighteen [member]
Disclosure Of Income Taxes [line items]
Date of Generation		2008
Tax Credit	669		12
Expiration Date		2018
Tax credit expiring two thousand nineteen [member]
Disclosure Of Income Taxes [line items]
Date of Generation		2009
Tax Credit	1,074		10
Expiration Date		2019
Tax credit expiring two thousand twenty [member]
Disclosure Of Income Taxes [line items]
Date of Generation		2010
Tax Credit	3,002		13
Expiration Date		2020
Tax credit expiring two thousand twenty one [member]
Disclosure Of Income Taxes [line items]
Date of Generation		2011
Tax Credit	2,686		6
Expiration Date		2021
Tax credit expiring two thousand twenty two [member]
Disclosure Of Income Taxes [line items]
Date of Generation		2012
Tax Credit	3,158		6
Expiration Date		2022
Tax credit expiring two thousand twenty three [member]
Disclosure Of Income Taxes [line items]
Date of Generation		2013
Tax Credit	3,466		4
Expiration Date		2023
Tax credit expiring two thousand twenty four [member]
Disclosure Of Income Taxes [line items]
Date of Generation		2014
Tax Credit	4,249		4
Expiration Date		2024
Tax credit expiring two thousand twenty five [member]
Disclosure Of Income Taxes [line items]
Date of Generation		2015
Tax Credit	6,718		3
Expiration Date		2025
Tax credit expiring two thousand twenty six [member]
Disclosure Of Income Taxes [line items]
Date of Generation		2016
Tax Credit	$ 1,203		4
Expiration Date		2026
Tax credit expiring two thousand twenty seven [member]
Disclosure Of Income Taxes [line items]
Date of Generation		2017
Tax Credit			$ 3
Expiration Date		2027
Tax credit expiring two thousand twenty eight [member]
Disclosure Of Income Taxes [line items]
Date of Generation		2018
Expiration Date		2028